Allowance for Loan Losses - Loans Collectively and Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 131,534	$ 129,257	$ 123,073
Recorded Investment of Loans	13,312,388	12,853,678
Single-family residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	30,988	33,033	36,892
Recorded Investment of Loans	5,835,194	5,798,966
Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	32,304	31,317	24,556
Recorded Investment of Loans	2,038,052	1,890,668
Construction - custom
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	1,369	1,842	1,944
Recorded Investment of Loans	540,741	624,479
Land - acquisition & development
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	9,155	7,978	6,829
Recorded Investment of Loans	204,107	155,204
Land - consumer lot loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	2,143	2,164	2,649
Recorded Investment of Loans	99,694	102,036
Multi-family
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	7,391	8,329	7,862
Recorded Investment of Loans	1,422,674	1,385,125
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	13,170	11,852	11,818
Recorded Investment of Loans	1,631,170	1,452,168
Commercial & industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	31,450	28,702	28,524
Recorded Investment of Loans	1,268,695	1,140,874
HELOC
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	1,103	781	855
Recorded Investment of Loans	142,178	130,852
Consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	2,461	3,259	$ 1,144
Recorded Investment of Loans	129,883	173,306
Loans Collectively Evaluated for Impairment
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	131,095	128,740
Recorded Investment of Loans	$ 12,076,622	$ 11,597,492
Ratio	1.10%	1.10%
Loans Collectively Evaluated for Impairment | Single-family residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 30,988	$ 33,033
Recorded Investment of Loans	$ 5,822,200	$ 5,782,870
Ratio	0.50%	0.60%
Loans Collectively Evaluated for Impairment | Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 32,304	$ 31,317
Recorded Investment of Loans	$ 1,164,889	$ 1,060,428
Ratio	2.80%	3.00%
Loans Collectively Evaluated for Impairment | Construction - custom
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 1,369	$ 1,842
Recorded Investment of Loans	$ 255,505	$ 289,192
Ratio	0.50%	0.60%
Loans Collectively Evaluated for Impairment | Land - acquisition & development
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 9,135	$ 7,969
Recorded Investment of Loans	$ 160,964	$ 122,639
Ratio	5.70%	6.50%
Loans Collectively Evaluated for Impairment | Land - consumer lot loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 2,143	$ 2,164
Recorded Investment of Loans	$ 95,574	$ 96,583
Ratio	2.20%	2.20%
Loans Collectively Evaluated for Impairment | Multi-family
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 7,387	$ 8,325
Recorded Investment of Loans	$ 1,422,266	$ 1,384,655
Ratio	0.50%	0.60%
Loans Collectively Evaluated for Impairment | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 12,847	$ 11,702
Recorded Investment of Loans	$ 1,618,406	$ 1,432,791
Ratio	0.80%	0.80%
Loans Collectively Evaluated for Impairment | Commercial & industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 31,358	$ 28,348
Recorded Investment of Loans	$ 1,266,913	$ 1,126,438
Ratio	2.50%	2.50%
Loans Collectively Evaluated for Impairment | HELOC
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 1,103	$ 781
Recorded Investment of Loans	$ 140,378	$ 128,715
Ratio	0.80%	0.60%
Loans Collectively Evaluated for Impairment | Consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 2,461	$ 3,259
Recorded Investment of Loans	$ 129,527	$ 173,181
Ratio	1.90%	1.90%
Loans Individually Evaluated for Impairment
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 439	$ 517
Recorded Investment of Loans	$ 34,425	$ 60,680
Ratio	1.30%	0.90%
Loans Individually Evaluated for Impairment | Single-family residential
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 0	$ 0
Recorded Investment of Loans	$ 17,978	$ 21,345
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 0	$ 0
Recorded Investment of Loans	$ 0	$ 2,427
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | Construction - custom
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 0	$ 0
Recorded Investment of Loans	$ 0	$ 0
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | Land - acquisition & development
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 20	$ 9
Recorded Investment of Loans	$ 230	$ 920
Ratio	8.70%	1.00%
Loans Individually Evaluated for Impairment | Land - consumer lot loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 0	$ 0
Recorded Investment of Loans	$ 375	$ 507
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | Multi-family
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 4	$ 4
Recorded Investment of Loans	$ 385	$ 448
Ratio	1.00%	1.00%
Loans Individually Evaluated for Impairment | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 323	$ 150
Recorded Investment of Loans	$ 12,765	$ 19,378
Ratio	2.50%	0.80%
Loans Individually Evaluated for Impairment | Commercial & industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 92	$ 354
Recorded Investment of Loans	$ 1,805	$ 14,437
Ratio	5.10%	2.50%
Loans Individually Evaluated for Impairment | HELOC
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 0	$ 0
Recorded Investment of Loans	$ 837	$ 1,162
Ratio	0.00%	0.00%
Loans Individually Evaluated for Impairment | Consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance Reserve Allocation	$ 0	$ 0
Recorded Investment of Loans	$ 50	$ 56
Ratio	0.00%	0.00%